Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of loans and borrowings
The terms and conditions of the Company’s loans and borrowings are as follows:

		December 31, 2022		December 31, 2021
	Notes	Facility	Carrying amount	Facility	Carrying amount
		$	$	$	$
Amended and Restated Credit Facility	(a), (b)
First lien credit facilities
Term loan facilities		504,292	498,199	511,971	500,282
Revolving credit facility		385,000	—	385,000	—
Total credit facilities			498,199		500,282

Lease liabilities	(c)		12,555		8,313
			510,754		508,595
Current portion of loans and borrowings			(8,652)		(7,349)
Loans and borrowings			502,102		501,246

Schedule of lease amounts recognized in profit or loss and comprehensive income or loss
Amounts recognized in the consolidated statements of profit or loss and comprehensive income or loss relating to lease liabilities are as follow:

		Leases under IFRS 16
	2022	2021
	$	$
Interest expense on lease liabilities	573	382
Foreign exchange gain	(560)	(45)
Variable lease payments	782	1,859
	795	2,196